Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	17,400.00
Total Offset Amount	10,770.57
Net Fee	$ 6,629.43
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A